Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 20.	Commitments and Contingencies

(a)	As of December 31, 2010, and 2011 the Company had entered into several contracts for the acquisition of equipment and computer software. Total contract prices amounted to $8,825 thousand and $8,207 thousand, respectively. As of December 31, 2010 and 2011, the remaining commitments were $7,715 thousand and $2,387 thousand, respectively.
(b)	The Company leases its office and buildings pursuant to operating lease arrangements with unrelated third parties. The lease arrangement will expire gradually from 2012 to 2016. As of December 31, 2010 and 2011, deposits paid amounted to $535 thousand and $520 thousand, respectively, and were recorded as refundable deposit in the accompanying consolidated balance sheets.

As of December 31, 2011, future minimum lease payments under noncancelable operating leases are as follows:

Duration	Amount
(in thousands)

January 1, 2012~December 31, 2012	$1,111
January 1, 2013~December 31, 2013	663
January 1, 2014~December 31, 2014	413
January 1, 2015~December 31, 2015	21
January 1, 2016~December 31, 2016	1
$2,209

Rental expense for operating leases with unrelated third parties amounted to $1,149 thousand, $1,229 thousand and $1,223 thousand in 2009, 2010 and 2011, respectively.

(c)	The Company entered into several sales agent agreements, based on these agreements, the Company shall pay commissions at the rates ranging from 0.5% to 5% of the sales to customers in the specific territory or referred by agents as stipulated in these agreements.

(d)	In December 2011, the Company entered into a license agreement for the use of Crosstalk relevant technology for product development. In accordance with the agreement, the Company was required to pay an initial license fee based on the progress of the project development and a royalty based on shipments. In 2011, no royalty was paid.

(e)	The company has entered into two agreements to provide donations for laboratories with two top local universities in Taiwan. The total donation amounts based on the modified agreements amounted to NT$55.4 million ($1.7 million). As of December 31, 2011, the company had paid all the donations.

(f)	The Company from time to time is subject to claims regarding the proprietary use of certain technologies. Currently, management is not aware of any such claims that it believes could have a material adverse effect on the Company’s financial position or results of operations.

(g)	Since Himax Taiwan is not a listed company, it will depend on Himax Technologies, Inc. to meet its equity financing requirements in the future. Any capital contribution by Himax Technologies, Inc. to Himax Taiwan may require the approval of the relevant ROC authorities. The Company may not be able to obtain any such approval in the future in a timely manner, or at all. If Himax Taiwan is unable to receive the equity financing it requires, its ability to grow and fund its operations may be materially and adversely affected.
(h)	The Company has entered into several wafer fabrication or assembly and testing service arrangements with service providers. The Company may be obligated to make payments for purchase orders entered into pursuant to these arrangements. Contractual obligations resulted from above arrangements approximate $106,419 thousand and $77,434 thousand as of December 31, 2010 and 2011, respectively.

(i)	As of December 31, 2010 and 2011, Himax Display owned a 15.41% equity interest in Spatial Photonics, Inc, which is accounted for using the cost method (see Note 9). On October 27, 2011, Himax Display exercised an option to acquire all of the remaining outstanding shares of capital stock of Spatial Photonics, Inc. in exchange for 7.37% of the ordinary shares of Himax Display, calculated on a fully diluted basis, in accordance with various milestone events. However, the acquisition of Spatial Photonics, Inc. is still subject to the examination of and approval from the Investment Commission of the Ministry of Economic Affairs of the ROC. If and when such approval is obtained, the Company will account for this acquisition of additional shares under the purchase method and Spatial Photonics will become a wholly-owned subsidiary of Himax Display.

(j)	The Company is involved in various claims arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s consolidated financial position, results of operations, or liquidity.